ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 1, 2024	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Institutional Trust (the “Registrant”)
(Registration Nos. 033-49552 and 811-06740)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used as of this filing with respect to Western Asset SMASh Series Core Plus Completion Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (“Amendment No. 149”), and (b) that Amendment No. 149 was filed electronically. Amendment No. 149 was filed via the EDGAR system on April 24, 2024 and became effective as of May 1, 2024.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann